Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Principal Accounting Policies
Cash and Cash Equivalents

	RMB			RMB Equivalent (US$)			RMB Equivalent (HK$)			Total in RMB
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2013	294,051,240	14,280,676	80,573,735	29,047,618	953,126	367,763	128,677	—	—	419,402,835

December 31, 2014	1,810,709	6,410,240	102,338,960	1,323,654,351	23,309,701	16,932	181,483	—	—	1,457,722,376

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Computers and equipment	3 years
Furniture and fixtures	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset 1 – 9 years

Schedule of classification of share-based compensation expense

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Cost of revenue	—	—	799,880	128,917
Research and product development	—	—	1,971,655	317,773
Sales and marketing	—	—	856,858	138,100
General and administrative	—	—	35,544,285	5,728,699
Total	—	—	39,172,678	6,313,489